Result of the Year - Schedule of Total Income Tax Benefit (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Current tax benefit on net loss	kr 136,845	kr 75,459	kr 51,722
Adjustments prior years	(1,065)
Tax credit research and development expenses	5,500	5,500	5,500
Change in unrecognized deferred tax before tax credit	(142,115)	(74,961)	(51,850)
Permanent differences	2,750	(498)	128
Total income tax benefit for the year	kr 1,915	kr 5,500	kr 5,500